UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.   20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)

OF THE SECURITIES EXCHANGE ACT OF 1934

For the quarterly distribution period from

March 31, 2007 to June 30, 2007

Commission File Number of issuing entity:	333-128920-02

CRUSADE GLOBAL TRUST NO. 1 OF 2007
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-128920

CRUSADE MANAGEMENT LIMITED
(Exact name of depositor as specified in its charter)

ST.GEORGE BANK LIMITED
(Exact name of sponsor as specified in its charter)

NEW SOUTH WALES, AUSTRALIA
(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable
(I.R.S. Employer Identification No.)

Level 4, 4-16 Montgomery Street, Kogarah NSW 2217, Australia	Not Applicable
(Address of principal executive offices of the issuing entity)	(Zip Code)

(011) 612-9952-1315
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Crusade Global Trust No. 1 of 2007, Class A-1 Mortgage Backed Floating Rate Notes	[_____]	[_____]	_X_	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes _X_  No ____

PART I – DISTRIBUTION INFORMATION

ITEM 1.   Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Crusade Global Trust No. 1 of 2007, Class A-1 Mortgage Backed Floating Rate Notes (the “Class A-1 Notes”), dated March 8, 2007, and related Prospectus dated February 23, 2007 (collectively, the “Prospectus”), of the Crusade Global Trust No. 1 of 2007 (the “Issuing Entity”) filed with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of Notes was offered under the Prospectus: Class A-1.

On July 19, 2007 a quarterly distribution was made to holders of Crusade Global Trust No. 1 of 2007. The quarterly distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

PART II – OTHER INFORMATION

ITEM 2.   Legal Proceedings.

Nothing to report.

ITEM 3.   Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4.   Default Upon Senior Securities.

Nothing to report.

ITEM 5.   Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6.   Significant Obligors of Pool Assets.

Not applicable.

ITEM 7.   Significant Enhancement Provider Information.

The audited balance sheets of National Westminster Bank Plc and its subsidiary undertakings (“NatWest”) as of December 31, 2006 and 2005, the related consolidated income statements, the statements of recognized income and expense and the cash flow statements for each of the three years in the period ended December 31, 2006 are incorporated herein by reference as contained in NatWest’s Annual Report on Form 20-F for the year ended December 31, 2006 (File No. 1-9266), as filed by NatWest with the Commission on June 22, 2007. You should be aware that any such financial statements may be modified or superseded by a document filed with the Commission at a later date. You should not assume that the information concerning NatWest is accurate as of any date other than the date that such Form 20-F was filed with the Commission.

The unaudited consolidated balance sheets as of March 31, 2007 and December 31, 2006, the unaudited consolidated statements of operations for the three-months ended March 31, 2007 and 2006 and the unaudited consolidated statements of cash flows for March 31, 2007 and 2006 of PMI Mortgage Insurance Ltd are incorporated herein by reference from Exhibit 99.1 in The PMI Group, Inc.’s Quarterly Report filed on Form 10-Q for the quarterly period ended March 31, 2007 (File No. 1-13664), as filed by The PMI Group, Inc. with the Commission on May 7, 2007.  You should be aware that any such financial statements may be modified or superseded by a document filed with the Commission at a later date. You should not assume that the information concerning PMI Mortgage Insurance Ltd is accurate as of any date other than the date that such Form 10-Q was filed with the Commission.

ITEM 8.  Other Information.

Nothing to report.

ITEM 9.   Exhibits.

(a)	Documents filed as part of this report:
Exhibit 23.1	Auditor’s consent of Deloitte & Touche LLP.
Exhibit 99.1	July 2007 Quarterly Noteholder Report.

Exhibit 99.2          The audited balance sheets of National Westminster Bank Plc and its subsidiary undertakings (“NatWest”) as of December 31, 2006 and 2005, the related consolidated income statements, the statements of recognized income and expense and the cash flow statements for each of the three years in the period ended December 31, 2006 are incorporated herein by reference as contained in NatWest’s Annual Report on Form 20-F for the year ended December 31, 2006 (File No. 1-9266), as filed by NatWest with the Commission on June 22, 2007.

Exhibit 99.3          The unaudited consolidated balance sheets as of March 31, 2007 and December 31, 2006, the unaudited consolidated statements of operations for the three-months ended March 31, 2007 and 2006 and the unaudited consolidated statements of cash flows for March 31, 2007 and 2006 of PMI Mortgage Insurance Ltd are incorporated herein by reference from Exhibit 99.1 in The PMI Group, Inc.’s Quarterly Report filed on Form 10-Q for the quarterly period ended March 31, 2007 (File No. 1-13664), as filed by The PMI Group, Inc. with the Commission on May 7, 2007.

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 1.1            Underwriting Agreement, dated as of March 8, 2007, among Crusade Management Limited (the “Manager”), St.George, the Issuer Trustee and Credit Suisse Securities (USA) LLC, for itself and as representative of the underwriters named therein (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 26, 2007).

Exhibit 4.2            Supplementary Terms Notice dated March 13, 2007 between, among others, the Issuer Trustee, the Manager, St.George, P.T. Limited (the “Security Trustee”) and Deutsche Bank Trust Company Americas (the “Note Trustee”) (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 26, 2007).

Exhibit 4.3            Security Trust Deed dated March 5, 2007 between the Issuer Trustee, the Manager, the Security Trustee and the Note Trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 26, 2007).

Exhibit 4.4            Note Trust Deed dated March 13, 2007 between, among others, the Issuer Trustee, the Security Trustee, the Manager and Deutsche Bank Trust Company Americas (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 26, 2007).

Exhibit 4.5            Agency Agreement dated March 13, 2007 between, among others, the Issuer Trustee, the Manager and Deutsche Bank Trust Company Americas (as principal paying agent, calculation agent, Note Trustee and Class

A-1 note registrar) (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 26, 2007).

Exhibit 10.3          Basis Swap Schedule and the Confirmation each dated March 13, 2007, between the Issuer Trustee, the Manager and St.George relating to an ISDA Master Agreement (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 26, 2007).

Exhibit 10.4          Fixed Floating Rate Swap Schedule and the Confirmation each dated March 13, 2007, between the Issuer Trustee, the Manager and St.George relating to an ISDA Master Agreement (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 26, 2007).

Exhibit 10.5          USD Currency Swap Schedule, Credit Support Annex and the Confirmation each dated March 13, 2007, between the Issuer Trustee, the Manager and National Westminster Bank PLC relating to an ISDA Master Agreement (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 26, 2007).

Exhibit 10. 8         Lenders Mortgage Insurance Policy dated March 13, 2007 issued by PMI Mortgage Insurance Limited (“PMI”) in favor of the Issuer Trustee and St.George (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Commission on March 26, 2007).

Exhibit 23.1	Auditor’s consent of Deloitte & Touche LLP.
Exhibit 99.1	July 2007 Quarterly Noteholder’s Report

Exhibit 99.2          The audited balance sheets of National Westminster Bank Plc and its subsidiary undertakings (“NatWest”) as of December 31, 2006 and 2005, the related consolidated income statements, the statements of recognized income and expense and the cash flow statements for each of the three years in the period ended December 31, 2006 are incorporated herein by reference as contained in NatWest’s Annual Report on Form 20-F for the year ended December 31, 2006 (File No. 1-9266), as filed by NatWest with the Commission on June 22, 2007.

Exhibit 99.3          The unaudited consolidated balance sheets as of March 31, 2007 and December 31, 2006, the unaudited consolidated statements of operations for the three-months ended March 31, 2007 and 2006 and the unaudited consolidated statements of cash flows for March 31, 2007 and 2006 of PMI Mortgage Insurance Ltd are incorporated herein by reference from Exhibit 99.1 in The PMI Group, Inc.’s Quarterly Report filed on Form 10-Q for the quarterly period ended March 31, 2007 (File No. 1-13664), as filed by The PMI Group, Inc. with the Commission on May 7, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Crusade Management Limited
(Depositor)

Date:   August 2, 2007

/s/ Jeff Sheehan
(Signature)

Name:	Jeff Sheehan
Title:	General Manager

EXHIBIT INDEX

Exhibit 23.1	Auditor's consent of Deloitte & Touche LLP.
Exhibit 99.1	July 2007 Quarterly Noteholder Report.

Exhibit 99.2          The audited balance sheets of National Westminster Bank Plc and its subsidiary undertakings (“NatWest”) as of December 31, 2006 and 2005, the related consolidated income statements, the statements of recognized income and expense and the cash flow statements for each of the three years in the period ended December 31, 2006 are incorporated herein by reference as contained in NatWest’s Annual Report on Form 20-F for the year ended December 31, 2006 (File No. 1-9266), as filed by NatWest with the Commission on June 22, 2007.

Exhibit 99.3          The unaudited consolidated balance sheets as of March 31, 2007 and December 31, 2006, the unaudited consolidated statements of operations for the three-months ended March 31, 2007 and 2006 and the unaudited consolidated statements of cash flows for March 31, 2007 and 2006 of PMI Mortgage Insurance Ltd are incorporated herein by reference from Exhibit 99.1 in The PMI Group, Inc.’s Quarterly Report filed on Form 10-Q for the quarterly period ended March 31, 2007 (File No. 1-13664), as filed by The PMI Group, Inc. with the Commission on May 7, 2007.